Fair Value Measurements (Details) - Schedule of valued using the compound option pricing model - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Exercise price				$ 1.16	$ 1.16
Risk-free rate				0.53%
Volatility				90.00%
Dividend yield				0.00%	0.00%
Vicker's Vantage
Underlying warrant value	$ 0	$ 0.0103	$ 0.0281
Exercise price	0.75	0.75	0.75
Holding period	$ 0.5	$ 0.28	$ 0.31
Risk-free rate	4.03%	1.28%	1.19%
Volatility	5.30%	8.30%	9.30%
Dividend yield	0.00%	0.00%	0.00%